Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax provision (benefit) at U.S. statutory rate			$ (14,473)	$ (20,042)
State income taxes, net of federal benefit			(6,694)	11,113
Non-deductible expenses			261	(60)
Change in value of equity instruments			(118)	(1,089)
Deferred adjustments			(56)	(143)
Other			(172)	0
Research and development credits			(274)	(1,085)
IRC Sec. 174			217	0
Uncertain tax positions			69	276
Change in valuation allowance			21,240	11,030
Income tax provision			$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax provision (benefit) at U.S. statutory rate			21.00%	21.00%
State income taxes, net of federal benefit			9.70%	(11.60%)
Non-deductible expenses			(0.40%)	0.10%
Change in value of equity instruments			0.20%	1.10%
Deferred adjustments			0.10%	0.20%
Other			0.30%	0.00%
Research and development credits			0.40%	1.10%
IRC Sec. 174			(0.30%)	0.00%
Uncertain tax positions			(0.10%)	(0.30%)
Change in valuation allowance			(30.80%)	(11.60%)
Effective Rate	0.00%	0.00%	0.00%	0.00%